Acquisition of IPA Europe and Immulease - Summary of Allocated Purchase Price (Details) - IPA Europe and Immulease $ in Thousands, € in Millions	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2019 CAD ($)	Apr. 05, 2018 CAD ($)	Apr. 05, 2018 EUR (€)
Disclosure Of Business Combinations [Line Items]
Cash				$ 3,988	€ 2.5
1,320,080 common shares of the Company				4,884
Fair value of deferred payments	$ 498	$ 1,894	$ 1,501	2,354	2.0
Fair value of consideration				11,226	€ 7.0
Cash				270
Amounts receivable				572
Unbilled revenue				90
Inventory				2,287
Equipment, net of accumulated amortization				568
Software				31
Intangible assets (not deductible for tax purposes)				6,305
Goodwill (not deductible for tax purposes)				3,641
Accounts payable and accrued liabilities				(580)
Deferred revenue				(23)
Loans				(299)
Deferred income tax liability				(1,636)
Allocated purchase price				$ 11,226